Shareholder Report, Holdings (Details) - C000007337	Apr. 30, 2025
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	39.40%
U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Investment Company
Holdings [Line Items]
Percent of Net Asset Value	21.50%
U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash
Holdings [Line Items]
Percent of Net Asset Value	4.80%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	4.40%